21. Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions
Balances on Beginning	R$ 205,532	R$ 870,273
Additional provisions recognized	197,081	290,904
Utilized provisions	(376,081)	(253,643)
Foreign exchange variation, net	(2,026)	(117,319)
Balances on Ending	207,597	205,532
Current			R$ 46,561	R$ 66,502
Noncurrent			562,628	723,713
Total	207,597	205,532	207,597	205,532
Insurance Provision [Member]
Reconciliation of changes in other provisions
Balances on Beginning	742	742
Additional provisions recognized	(1)	4,237
Utilized provisions	0	(4,237)
Foreign exchange variation, net	0	0
Balances on Ending	741	742
Current			741	742
Noncurrent			0	0
Total	742	742	741	742
Provision For Aircraft & Engine Return [Member]
Reconciliation of changes in other provisions
Balances on Beginning	583,941	725,176
Additional provisions recognized	38,819	97,423
Utilized provisions	(220,082)	(121,855)
Foreign exchange variation, net	(1,827)	(116,803)
Balances on Ending	400,851	583,941
Current			45,820	65,760
Noncurrent			355,031	518,181
Total	583,941	583,941	400,851	583,941
Provision For Legal Proceedings [Member]
Reconciliation of changes in other provisions
Balances on Beginning	205,532	144,355
Additional provisions recognized	158,263	189,244
Utilized provisions	(155,999)	(127,551)
Foreign exchange variation, net	(199)	(516)
Balances on Ending	207,597	205,532
Current			0	0
Noncurrent			205,532	207,597
Total	R$ 205,532	R$ 205,532	R$ 207,597	R$ 205,532